DERIVATIVES - Collateral Payable Associated With Derivative Positions (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Assets posted as collateral associated with derivatives		$ 0	$ 17,375
Galaxy Digital Holdings, LP
Derivative [Line Items]
Collateral payable associated with derivatives	$ 36,021	61,060	20,888
Collateral payable — Digital assets
Derivative [Line Items]
Assets posted as collateral associated with derivatives		0	15,284
Collateral payable — Digital assets | Galaxy Digital Holdings, LP
Derivative [Line Items]
Collateral payable associated with derivatives	28,569	30,600	9,521
Collateral payable — Cash
Derivative [Line Items]
Assets posted as collateral associated with derivatives		0	2,091
Collateral payable — Cash | Galaxy Digital Holdings, LP
Derivative [Line Items]
Collateral payable associated with derivatives	$ 7,452	$ 30,460	$ 11,367